Columbia High Yield Bond Fund
First Quarter Report
August 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia High Yield Bond Fund, August 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Convertible Bonds 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.4%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	9,693,000	6,034,751
Electric 0.8%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	12,114,936	11,176,801
Total Convertible Bonds (Cost $20,366,172)			17,211,552

Corporate Bonds & Notes 91.7%

Aerospace & Defense 1.6%
Bombardier, Inc.(a)
04/15/2027	7.875%	1,345,000	1,348,926
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	2,069,000	2,245,702
11/15/2030	9.750%	1,644,000	1,840,386
TransDigm, Inc.(a)
08/15/2028	6.750%	3,208,000	3,298,424
03/01/2029	6.375%	6,809,000	7,013,497
03/01/2032	6.625%	5,879,000	6,124,245
Total			21,871,180
Airlines 1.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	8,223,533	8,178,709
04/20/2029	5.750%	8,488,691	8,328,411
Hawaiian Brand Intellectual Property Ltd.(a)
04/15/2029	11.000%	2,114,379	2,150,771
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	5,319,170	5,367,570
Total			24,025,461
Automotive 1.4%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	478,000	479,696
Clarios Global LP(a)
05/15/2025	6.750%	2,270,000	2,273,742
Ford Motor Credit Co. LLC
11/01/2024	4.063%	1,261,000	1,257,115
06/16/2025	5.125%	1,781,000	1,776,196
01/08/2026	4.389%	2,745,000	2,712,317
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	1,165,000	1,082,439
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IHO Verwaltungs GmbH(a),(b)
09/15/2026	4.750%	770,000	754,151
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	4,347,000	4,383,342
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,718,000	1,800,372
04/23/2032	6.875%	3,207,000	3,335,234
Total			19,854,604
Banking 0.1%
Ally Financial, Inc.
Subordinated
11/20/2025	5.750%	1,799,000	1,804,407
Brokerage/Asset Managers/Exchanges 1.7%
AG Issuer LLC(a)
03/01/2028	6.250%	1,587,000	1,545,436
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	5,036,000	5,205,687
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	3,781,000	4,082,751
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	4,435,000	4,202,227
Hightower Holding LLC(a)
04/15/2029	6.750%	4,726,000	4,501,503
01/31/2030	9.125%	4,164,000	4,302,879
Total			23,840,483
Building Materials 1.3%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	6,043,000	5,811,365
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	2,198,000	2,155,106
08/01/2030	6.500%	1,564,000	1,606,167
Interface, Inc.(a)
12/01/2028	5.500%	551,000	539,687
Masterbrand, Inc.(a)
07/15/2032	7.000%	739,000	762,070
Summit Materials LLC/Finance Corp.(a)
01/15/2031	7.250%	2,330,000	2,464,320
White Cap Buyer LLC(a)
10/15/2028	6.875%	4,896,000	4,848,943
Total			18,187,658

Columbia High Yield Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, August 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 4.9%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	685,000	672,156
06/01/2029	5.375%	6,200,000	5,876,493
03/01/2030	4.750%	11,138,000	10,167,021
08/15/2030	4.500%	6,681,000	5,959,179
02/01/2032	4.750%	4,106,000	3,578,385
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	4,095,000	3,497,741
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	850,000	685,284
CSC Holdings LLC(a)
01/15/2030	5.750%	2,571,000	1,015,380
12/01/2030	4.625%	4,665,000	1,822,616
02/15/2031	3.375%	11,461,000	7,398,948
DISH Network Corp.(a)
11/15/2027	11.750%	3,140,000	3,191,124
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	3,338,000	3,195,354
07/15/2028	4.000%	615,000	576,591
07/01/2030	4.125%	5,217,000	4,683,570
Virgin Media Finance PLC(a)
07/15/2030	5.000%	3,824,000	3,315,262
VZ Secured Financing BV(a)
01/15/2032	5.000%	8,816,000	7,992,513
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	4,530,000	4,085,902
Ziggo BV(a)
01/15/2030	4.875%	776,000	722,341
Total			68,435,860
Chemicals 4.9%
Ashland LLC(a)
09/01/2031	3.375%	4,933,000	4,336,996
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	2,109,000	2,239,867
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	2,346,000	2,181,550
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	2,784,000	2,835,549
Element Solutions, Inc.(a)
09/01/2028	3.875%	5,917,000	5,599,438
HB Fuller Co.
10/15/2028	4.250%	3,105,000	2,959,436
Herens Holdco Sarl(a)
05/15/2028	4.750%	4,046,000	3,521,722
INEOS Finance PLC(a)
04/15/2029	7.500%	3,955,000	4,092,194
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	3,743,000	4,032,366
Ingevity Corp.(a)
11/01/2028	3.875%	4,387,000	4,067,627
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	2,134,000	1,978,891
Iris Holdings, Inc.(a),(b)
02/15/2026	8.750%	2,366,000	2,160,630
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	2,529,000	2,379,889
11/15/2028	9.750%	5,221,000	5,570,048
10/01/2029	6.250%	3,026,000	2,845,245
06/15/2031	7.250%	2,922,000	3,006,568
SPCM SA(a)
03/15/2027	3.125%	1,661,000	1,549,693
WR Grace Holdings LLC(a)
06/15/2027	4.875%	3,725,000	3,648,005
08/15/2029	5.625%	6,056,000	5,614,964
03/01/2031	7.375%	2,676,000	2,782,319
Total			67,402,997
Construction Machinery 1.4%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	10,696,000	9,907,540
Herc Holdings, Inc.(a)
07/15/2027	5.500%	2,032,000	2,017,825
06/15/2029	6.625%	2,343,000	2,410,340
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	695,000	715,971
03/15/2031	7.750%	3,935,000	4,186,529
Total			19,238,205
Consumer Cyclical Services 1.4%
APX Group, Inc.(a)
02/15/2027	6.750%	2,620,000	2,622,587
Arches Buyer, Inc.(a)
06/01/2028	4.250%	4,448,000	4,049,364
12/01/2028	6.125%	5,100,000	4,328,747
Match Group, Inc.(a)
12/15/2027	5.000%	1,031,000	1,013,251
06/01/2028	4.625%	3,232,000	3,110,849
02/15/2029	5.625%	1,076,000	1,072,721
Uber Technologies, Inc.(a)
08/15/2029	4.500%	3,536,000	3,470,105
Total			19,667,624
Consumer Products 0.8%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	6,240,000	6,187,423
Columbia High Yield Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, August 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.
09/15/2027	6.375%	1,112,000	1,119,985
Prestige Brands, Inc.(a)
01/15/2028	5.125%	1,428,000	1,408,158
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	2,575,000	2,307,201
02/01/2032	4.375%	840,000	757,354
Total			11,780,121
Diversified Manufacturing 2.5%
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,820,000	1,913,659
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	4,556,000	4,671,401
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	1,974,000	2,034,841
Esab Corp.(a)
04/15/2029	6.250%	1,426,000	1,462,904
Gates Corp. (The)(a)
07/01/2029	6.875%	1,548,000	1,589,632
Madison IAQ LLC(a)
06/30/2028	4.125%	1,764,000	1,683,167
06/30/2029	5.875%	2,861,000	2,729,762
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,127,000	2,893,398
07/15/2032	6.500%	3,195,000	3,253,799
Vertical Holdco GmbH(a)
07/15/2028	7.625%	2,738,000	2,738,449
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,123,000	1,104,678
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	4,147,000	4,255,069
03/15/2029	6.375%	1,333,000	1,369,914
03/15/2032	6.625%	3,324,000	3,430,064
Total			35,130,737
Electric 4.9%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	3,719,000	3,613,687
02/15/2031	3.750%	12,301,000	11,152,447
01/15/2032	3.750%	5,451,000	4,836,800
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	1,473,000	1,384,593
Lightning Power LLC(a)
08/15/2032	7.250%	1,248,000	1,289,613
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	745,000	719,904
09/15/2027	4.500%	3,457,000	3,333,358
01/15/2029	7.250%	2,078,000	2,176,609
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(a)
06/15/2029	5.250%	10,275,000	10,179,439
02/15/2031	3.625%	958,000	859,560
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,467,000	1,409,778
PG&E Corp.
07/01/2028	5.000%	1,245,000	1,223,644
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	6,513,000	6,394,720
01/15/2030	4.750%	4,824,000	4,563,967
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	1,147,000	1,146,058
02/15/2027	5.625%	4,078,000	4,072,453
07/31/2027	5.000%	1,538,000	1,522,339
10/15/2031	7.750%	5,445,000	5,801,268
04/15/2032	6.875%	1,715,000	1,783,790
Total			67,464,027
Environmental 1.0%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	2,894,000	2,861,127
12/15/2026	5.125%	1,282,000	1,276,796
01/15/2031	6.750%	1,897,000	1,983,278
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	7,108,000	7,082,515
Total			13,203,716
Finance Companies 2.9%
GGAM Finance Ltd.(a)
06/15/2028	8.000%	1,941,000	2,075,545
04/15/2029	6.875%	790,000	816,088
Navient Corp.
06/25/2025	6.750%	4,810,000	4,826,054
03/15/2031	11.500%	2,144,000	2,408,660
OneMain Finance Corp.
01/15/2029	9.000%	1,870,000	1,985,041
03/15/2030	7.875%	2,525,000	2,641,864
09/15/2030	4.000%	2,692,000	2,382,862
05/15/2031	7.500%	2,368,000	2,444,000
11/15/2031	7.125%	991,000	1,000,866
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	4,497,000	4,348,134
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	1,392,000	1,293,777
03/01/2031	3.875%	2,598,000	2,372,575
10/15/2033	4.000%	10,010,000	8,841,252
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	1,337,000	1,332,050
04/15/2029	5.500%	862,000	842,011
Total			39,610,779

Columbia High Yield Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, August 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 2.0%
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	3,562,000	3,546,740
06/15/2030	6.000%	2,566,000	2,591,357
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	2,823,000	2,812,920
Post Holdings, Inc.(a)
02/15/2032	6.250%	5,912,000	6,067,381
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	2,749,000	2,604,883
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	5,132,000	4,822,148
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	3,385,000	3,343,878
US Foods, Inc.(a)
01/15/2032	7.250%	1,499,000	1,585,403
Total			27,374,710
Gaming 2.9%
Boyd Gaming Corp.
12/01/2027	4.750%	1,892,000	1,860,720
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	5,158,000	5,347,940
02/15/2032	6.500%	5,034,000	5,176,872
Churchill Downs, Inc.(a)
05/01/2031	6.750%	4,199,000	4,317,057
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	5,346,000	5,462,480
International Game Technology PLC(a)
02/15/2025	6.500%	751,000	751,482
04/15/2026	4.125%	1,892,000	1,858,717
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	684,000	720,984
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	5,237,000	5,005,627
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	1,415,000	1,388,923
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	6,458,000	6,395,965
Scientific Games International, Inc.(a)
05/15/2028	7.000%	2,215,000	2,240,988
Total			40,527,755
Health Care 6.6%
180 Medical, Inc.(a)
10/15/2029	3.875%	1,050,000	985,642
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	601,000	596,116
04/15/2029	5.000%	2,739,000	2,671,518
Avantor Funding, Inc.(a)
11/01/2029	3.875%	7,225,000	6,746,697
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	2,570,000	2,706,495
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	1,355,000	1,343,027
04/01/2030	3.500%	4,085,000	3,988,129
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	1,072,000	1,035,439
03/15/2029	3.750%	1,397,000	1,310,328
03/15/2031	4.000%	1,596,000	1,469,166
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	1,760,000	1,706,208
04/15/2029	6.875%	3,434,000	2,942,553
05/15/2030	5.250%	7,800,000	6,991,058
02/15/2031	4.750%	922,000	786,262
01/15/2032	10.875%	2,255,000	2,442,576
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	2,137,000	2,241,123
DaVita, Inc.(a)
06/01/2030	4.625%	1,590,000	1,496,407
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	563,000	543,726
IQVIA, Inc.(a)
05/15/2030	6.500%	1,268,000	1,316,302
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	2,645,000	2,727,932
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	4,540,000	4,293,615
10/01/2029	5.250%	9,467,000	9,307,334
Select Medical Corp.(a)
08/15/2026	6.250%	3,576,000	3,597,251
Star Parent, Inc.(a)
10/01/2030	9.000%	5,850,000	6,278,988
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	2,207,000	2,320,300
Teleflex, Inc.
11/15/2027	4.625%	3,130,000	3,072,182
Teleflex, Inc.(a)
06/01/2028	4.250%	946,000	910,563
Tenet Healthcare Corp.
02/01/2027	6.250%	2,063,000	2,067,674
11/01/2027	5.125%	5,256,000	5,213,276
10/01/2028	6.125%	3,445,000	3,458,755
06/15/2030	6.125%	2,352,000	2,393,972
Columbia High Yield Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, August 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2031	6.750%	1,992,000	2,066,620
Total			91,027,234
Home Construction 0.3%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	1,843,000	1,798,827
04/01/2029	4.750%	513,000	492,986
Taylor Morrison Communities, Inc.(a)
08/01/2030	5.125%	1,453,000	1,438,567
Total			3,730,380
Independent Energy 4.6%
Baytex Energy Corp.(a)
04/30/2030	8.500%	2,722,000	2,901,970
03/15/2032	7.375%	2,674,000	2,769,491
Civitas Resources, Inc.(a)
11/01/2030	8.625%	1,501,000	1,634,695
07/01/2031	8.750%	3,570,000	3,857,661
CNX Resources Corp.(a)
01/15/2029	6.000%	2,593,000	2,603,868
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	9,065,000	9,065,110
Comstock Resources, Inc.(a)
03/01/2029	6.750%	3,010,000	2,961,967
01/15/2030	5.875%	744,000	703,881
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	2,033,000	2,062,595
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	8,929,000	8,982,258
11/01/2033	8.375%	1,758,000	1,925,084
Matador Resources Co.(a)
04/15/2028	6.875%	1,625,000	1,667,798
04/15/2032	6.500%	3,687,000	3,744,380
Permian Resources Operating LLC(a)
01/15/2032	7.000%	4,743,000	4,970,744
02/01/2033	6.250%	1,718,000	1,761,578
SM Energy Co.
07/15/2028	6.500%	1,332,000	1,341,206
SM Energy Co.(a)
08/01/2029	6.750%	1,697,000	1,725,129
08/01/2032	7.000%	1,707,000	1,751,107
Southwestern Energy Co.
02/01/2032	4.750%	7,831,000	7,424,723
Total			63,855,245
Leisure 3.4%
Boyne USA, Inc.(a)
05/15/2029	4.750%	2,355,000	2,259,154
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Corp.(a)
08/01/2028	4.000%	3,055,000	2,909,217
08/15/2029	7.000%	2,506,000	2,635,640
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	5,903,000	6,386,682
Cinemark USA, Inc.(a)
07/15/2028	5.250%	3,636,000	3,573,303
08/01/2032	7.000%	990,000	1,027,655
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	1,629,000	1,588,554
Royal Caribbean Cruises Ltd.(a)
01/15/2030	7.250%	8,218,000	8,692,219
03/15/2032	6.250%	1,162,000	1,198,719
02/01/2033	6.000%	1,296,000	1,327,921
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	4,568,000	4,736,652
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	3,602,000	3,713,034
Vail Resorts, Inc.(a)
05/15/2032	6.500%	1,970,000	2,047,213
Viking Cruises Ltd.(a)
02/15/2029	7.000%	2,035,000	2,058,975
07/15/2031	9.125%	2,818,000	3,090,499
Total			47,245,437
Lodging 0.3%
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	3,618,000	3,660,357
Media and Entertainment 3.0%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	2,954,000	2,577,014
09/15/2028	9.000%	2,460,000	2,615,858
06/01/2029	7.500%	1,861,000	1,570,446
04/01/2030	7.875%	3,064,000	3,201,701
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	6,446,000	6,298,085
iHeartCommunications, Inc.
05/01/2026	6.375%	828,788	691,110
05/01/2027	8.375%	995,000	462,907
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,841,000	1,156,212
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	832,000	859,249
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	4,828,000	4,532,405
02/15/2031	7.375%	5,982,000	6,350,857
Roblox Corp.(a)
05/01/2030	3.875%	6,131,000	5,643,782

Columbia High Yield Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, August 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
08/15/2028	8.000%	3,334,000	3,371,088
06/30/2030	7.375%	1,626,000	1,560,135
Total			40,890,849
Metals and Mining 2.9%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	1,322,000	1,389,777
Allegheny Technologies, Inc.
10/01/2029	4.875%	1,139,000	1,103,088
10/01/2031	5.125%	4,832,000	4,641,157
Constellium SE(a)
04/15/2029	3.750%	8,067,000	7,474,394
08/15/2032	6.375%	2,656,000	2,696,045
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	5,530,000	5,467,080
04/01/2029	6.125%	7,383,000	7,452,115
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	3,181,000	2,860,419
Novelis Corp.(a)
11/15/2026	3.250%	2,802,000	2,697,191
01/30/2030	4.750%	2,560,000	2,451,066
08/15/2031	3.875%	1,421,000	1,275,283
Total			39,507,615
Midstream 5.4%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	2,160,000	2,227,862
CNX Midstream Partners LP(a)
04/15/2030	4.750%	6,192,000	5,775,094
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	6,304,000	6,637,868
DT Midstream, Inc.(a)
06/15/2031	4.375%	1,517,000	1,427,089
EQM Midstream Partners LP(a)
07/01/2027	6.500%	2,315,000	2,374,736
EQM Midstream Partners LP
07/15/2028	5.500%	1,330,000	1,340,701
07/15/2048	6.500%	2,087,000	2,156,202
NuStar Logistics LP
10/01/2025	5.750%	2,328,000	2,329,339
06/01/2026	6.000%	2,535,000	2,556,427
04/28/2027	5.625%	6,524,000	6,542,842
Sunoco LP(a)
05/01/2029	7.000%	2,606,000	2,716,064
05/01/2032	7.250%	3,380,000	3,576,809
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	5,843,000	5,740,522
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	2,968,000	2,806,260
08/15/2031	4.125%	8,843,000	8,202,077
11/01/2033	3.875%	9,277,000	8,267,402
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	1,512,000	1,703,905
01/15/2030	7.000%	1,953,000	1,998,997
06/01/2031	8.375%	1,939,000	2,060,505
02/01/2032	9.875%	3,683,000	4,098,980
Total			74,539,681
Oil Field Services 2.0%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	1,692,000	1,713,820
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	3,316,000	3,436,223
Nabors Industries Ltd.(a)
01/15/2028	7.500%	2,318,000	2,275,479
Nabors Industries, Inc.(a)
05/15/2027	7.375%	2,466,000	2,492,782
01/31/2030	9.125%	1,151,000	1,235,140
08/15/2031	8.875%	3,327,000	3,335,782
Noble Finance II LLC(a)
04/15/2030	8.000%	1,879,000	1,950,893
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	2,269,000	2,334,063
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	7,767,000	8,048,967
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	1,304,000	1,340,800
Total			28,163,949
Other Industry 0.3%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	2,944,000	2,842,387
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	1,276,000	1,316,331
Total			4,158,718
Other REIT 1.9%
Ladder Capital Finance Holdings LLLP(a)
07/15/2031	7.000%	2,332,000	2,434,438
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	1,550,000	1,545,763
02/01/2027	4.250%	7,339,000	7,129,152
06/15/2029	4.750%	2,706,000	2,606,881
Columbia High Yield Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, August 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	1,957,000	1,942,473
05/15/2029	4.875%	2,929,000	2,795,137
02/01/2030	7.000%	1,209,000	1,240,654
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	811,000	843,327
04/01/2032	6.500%	2,080,000	2,141,030
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,903,000	1,841,506
Service Properties Trust(a)
11/15/2031	8.625%	1,508,000	1,609,717
Total			26,130,078
Packaging 1.4%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	8,774,000	7,562,108
Canpack SA/US LLC(a)
11/15/2029	3.875%	4,661,000	4,259,646
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	1,371,000	1,370,051
04/15/2030	8.750%	2,120,000	2,117,042
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,440,000	3,398,160
Total			18,707,007
Pharmaceuticals 1.4%
1375209 BC Ltd.(a)
01/30/2028	9.000%	240,000	233,146
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	1,780,000	1,712,944
06/01/2028	4.875%	4,466,000	3,367,664
09/30/2028	11.000%	428,000	396,142
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	7,357,000	6,983,363
Jazz Securities DAC(a)
01/15/2029	4.375%	1,990,000	1,895,567
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,933,000	1,847,132
04/30/2031	5.125%	2,957,000	2,766,623
Total			19,202,581
Property & Casualty 3.9%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	12,179,000	12,155,875
04/15/2028	6.750%	5,546,000	5,652,168
AmWINS Group, Inc.(a)
02/15/2029	6.375%	2,661,000	2,727,446
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AssuredPartners, Inc.(a)
01/15/2029	5.625%	3,064,000	2,927,877
02/15/2032	7.500%	1,155,000	1,182,061
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	4,975,000	4,734,890
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	1,239,000	1,242,962
HUB International, Ltd.(a)
06/15/2030	7.250%	13,986,000	14,628,155
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	4,512,000	4,700,326
Radian Group, Inc.
03/15/2027	4.875%	1,061,000	1,056,285
05/15/2029	6.200%	947,000	987,003
USI, Inc.(a)
01/15/2032	7.500%	1,459,000	1,529,137
Total			53,524,185
Railroads 0.7%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	4,230,000	4,327,617
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	4,691,000	4,854,323
Total			9,181,940
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	2,265,000	2,261,324
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	3,084,000	2,761,488
IRB Holding Corp.(a)
06/15/2025	7.000%	2,830,000	2,832,690
Yum! Brands, Inc.
04/01/2032	5.375%	3,550,000	3,511,818
Total			11,367,320
Retailers 1.7%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	1,088,000	1,037,617
02/15/2032	5.000%	1,087,000	1,023,548
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%	1,008,000	1,063,532
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	2,345,000	2,218,973
01/15/2030	6.375%	885,000	900,242
Hanesbrands, Inc.(a)
05/15/2026	4.875%	1,425,000	1,415,948
02/15/2031	9.000%	924,000	993,380

Columbia High Yield Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, August 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.(a)
07/01/2025	9.375%	745,000	767,568
10/01/2030	6.625%	3,925,000	3,975,494
L Brands, Inc.
06/15/2029	7.500%	735,000	760,403
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	2,139,000	2,037,880
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,665,000	1,534,311
PetSmart, Inc./Finance Corp.(a)
02/15/2029	7.750%	2,840,000	2,797,244
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	4,138,000	3,532,207
Total			24,058,347
Technology 10.6%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	1,201,000	1,254,906
Block, Inc.
06/01/2031	3.500%	1,590,000	1,436,242
Block, Inc.(a)
05/15/2032	6.500%	4,333,000	4,497,167
Camelot Finance SA(a)
11/01/2026	4.500%	2,158,000	2,119,574
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	1,882,000	1,945,801
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	1,510,000	1,517,663
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	4,129,000	3,935,113
07/01/2029	4.875%	5,282,000	5,086,522
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	7,766,000	7,816,614
06/30/2032	8.250%	6,825,000	7,148,346
CommScope Technologies LLC(a)
06/15/2025	6.000%	1,445,000	1,387,166
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	6,191,000	5,937,690
Entegris Escrow Corp.(a)
04/15/2029	4.750%	3,522,000	3,452,140
06/15/2030	5.950%	5,515,000	5,586,623
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	6,129,000	6,539,846
HealthEquity, Inc.(a)
10/01/2029	4.500%	4,486,000	4,286,434
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	4,210,000	3,860,419
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	1,421,000	1,480,092
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	1,506,000	1,411,553
05/30/2029	9.500%	3,915,000	4,153,377
Iron Mountain Information Management Services, Inc.(a)
07/15/2032	5.000%	2,915,000	2,776,244
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	6,639,000	6,350,212
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	4,509,000	4,971,457
NCR Corp.(a)
10/01/2028	5.000%	142,000	140,095
04/15/2029	5.125%	8,158,000	8,008,357
10/01/2030	5.250%	232,000	225,862
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	5,381,000	5,373,409
Picard Midco, Inc.(a)
03/31/2029	6.500%	7,159,000	7,061,898
Seagate HDD
12/15/2029	8.250%	1,495,000	1,621,724
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	2,452,000	2,537,250
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	6,350,000	6,271,343
08/15/2032	6.750%	1,558,000	1,607,673
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	1,925,000	1,986,782
Synaptics, Inc.(a)
06/15/2029	4.000%	5,155,000	4,836,665
UKG, Inc.(a)
02/01/2031	6.875%	5,248,000	5,427,938
Zebra Technologies Corp.(a)
06/01/2032	6.500%	4,811,000	4,977,126
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	8,250,000	7,621,764
Total			146,649,087
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	2,625,000	2,610,730
Wireless 1.5%
Altice France Holding SA(a)
02/15/2028	6.000%	4,642,000	1,495,830
Altice France SA(a)
07/15/2029	5.125%	9,239,000	6,466,790
Columbia High Yield Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, August 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	5,525,000	4,796,986
07/15/2031	4.750%	6,483,000	5,690,971
04/15/2032	7.750%	2,608,000	2,655,323
Total			21,105,900
Wirelines 1.4%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	3,053,000	3,219,616
03/15/2031	8.625%	4,709,000	4,987,304
Iliad Holding SAS(a)
10/15/2026	6.500%	4,739,000	4,784,081
10/15/2028	7.000%	3,961,000	4,015,980
Iliad Holding SASU(a)
04/15/2031	8.500%	1,623,000	1,720,399
Total			18,727,380
Total Corporate Bonds & Notes (Cost $1,275,348,631)			1,267,464,344

Foreign Government Obligations(c) 1.1%

Canada 1.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	2,147,000	2,137,067
11/15/2028	8.500%	5,119,000	5,474,998
02/15/2030	9.000%	6,684,000	7,186,373
Total			14,798,438
Total Foreign Government Obligations (Cost $14,125,912)			14,798,438

Senior Loans 1.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.2%
Truist Insurance Holdings LLC(d),(e)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	10.085%	2,479,875	2,516,627
Retailers 0.5%
PetSmart LLC(d),(e)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.097%	7,262,024	7,207,559
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.7%
Ascend Learning LLC(d),(e)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.847%	4,034,636	4,025,195
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.097%	1,886,000	1,805,845
DCert Buyer, Inc.(d),(e)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.247%	340,666	291,164
UKG, Inc.(d),(e)
1st Lien Term Loan
3-month Term SOFR + 3.250% 02/10/2031	8.555%	2,838,594	2,844,640
Total			8,966,844
Total Senior Loans (Cost $18,738,379)			18,691,030

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(f),(g)	29,931,816	29,925,829
Total Money Market Funds (Cost $29,930,472)		29,925,829
Total Investments in Securities (Cost: $1,358,509,566)		1,348,091,193
Other Assets & Liabilities, Net		33,563,306
Net Assets		1,381,654,499

Columbia High Yield Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, August 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2024, the total value of these securities amounted to $1,186,643,994, which represents 85.89% of total net assets.

(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)
The stated interest rate represents the weighted average interest rate at August 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(e)	Variable rate security. The interest rate shown was the current rate as of August 31, 2024.
(f)	The rate shown is the seven-day current annualized yield at August 31, 2024.
(g)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	30,689,732	105,332,061	(106,095,964)	—	29,925,829	(158)	508,926	29,931,816
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia High Yield Bond Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT160_05_P01_(10/24)